INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 6,866	$ 4,781
Accumulated amortization	(3,680)	(2,853)
Net carrying value	3,186	1,928
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,114	3,086
Accumulated amortization	(3,114)	(2,811)
Net carrying value	0	275
Patents and copyrights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	3,752	1,695
Accumulated amortization	(566)	(42)
Net carrying value	$ 3,186	$ 1,653